INCOME TAXES - Schedule of (Loss) Income before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Taxes [Line Items]
(Loss) Income before income tax	$ (302,459)	$ (406,103)	$ 44,031
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
(Loss) Income before income tax	(191,655)	(278,388)	181,579
Income Tax in Hong Kong and Other Jurisdictions [Member]
Schedule Of Income Taxes [Line Items]
(Loss) Income before income tax	$ (110,804)	$ (127,715)	$ (137,548)